Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have an insider trading policy that applies to the officers, directors, and employees, and selected independent contractors and consultants, of the company and their respective spouses, other members of their households, and other persons whose trades or other transactions in securities are influenced by such persons (“covered persons”).  The insider trading policy also provides that it is the company’s policy to comply with all applicable securities and other laws, rules, and regulations when engaging in transactions in securities, including the company’s repurchase of its own securities.

The purpose of the insider trading policy is to provide reasonable policies and procedures to promote compliance with all applicable insider trading laws, rules, and regulations with respect to trading and other transactions, including gifts, by covered persons in our securities and the securities of other companies while aware of material, nonpublic information about the company, such other companies, or their respective securities that such persons become aware of as a result of their employment or other association with us.  The insider trading policy prohibits covered persons from engaging in trades and other transactions while in possession of such material, nonpublic information and from “tipping” such information to others.  It also includes specific prohibitions on short selling and hedging (including options, warrants, prepaid variable forward contracts, swaps, collars, and other derivatives and exchange funds) in company securities. Additional procedures and prohibitions apply to trades and other transactions in company securities by certain persons, such as Section 16 insiders and other designated persons, including periodic and special blackout period and preclearance procedures and prohibitions against short-swing market trades and pledging.  The insider trading policy provides certain exceptions to its provisions, including for trades and other transactions pursuant to properly approved Rule 10b5-1 plans.

Award Timing Method

The purpose of the insider trading policy is to provide reasonable policies and procedures to promote compliance with all applicable insider trading laws, rules, and regulations with respect to trading and other transactions, including gifts, by covered persons in our securities and the securities of other companies while aware of material, nonpublic information about the company, such other companies, or their respective securities that such persons become aware of as a result of their employment or other association with us.  The insider trading policy prohibits covered persons from engaging in trades and other transactions while in possession of such material, nonpublic information and from “tipping” such information to others.  It also includes specific prohibitions on short selling and hedging (including options, warrants, prepaid variable forward contracts, swaps, collars, and other derivatives and exchange funds) in company securities. Additional procedures and prohibitions apply to trades and other transactions in company securities by certain persons, such as Section 16 insiders and other designated persons, including periodic and special blackout period and preclearance procedures and prohibitions against short-swing market trades and pledging.  The insider trading policy provides certain exceptions to its provisions, including for trades and other transactions pursuant to properly approved Rule 10b5-1 plans.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The insider trading policy prohibits covered persons from engaging in trades and other transactions while in possession of such material, nonpublic information and from “tipping” such information to others. It also includes specific prohibitions on short selling and hedging (including options, warrants, prepaid variable forward contracts, swaps, collars, and other derivatives and exchange funds) in company securities.
MNPI Disclosure Timed for Compensation Value	false